Derivative instruments - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Oct. 31, 2020 instrument	Apr. 30, 2017 instrument
Derivative [Line Items]
Interest paid net	$ 57,066	$ 52,458	$ 55,400
Derivatives not designated as hedging instruments | Forward contracts
Derivative [Line Items]
Collected (paid) derivative Instrument	39	(787)	(81)
Cash Flow Hedging | Forward contracts
Derivative [Line Items]
Net collections (payments) to derivative instrument hedges	1,757	711	75
Cash Flow Hedging | Cross-currency interest rate swap
Derivative [Line Items]
Interest paid net	4,031	8,692	10,671
Cash Flow Hedging | Coupon-only swap
Derivative [Line Items]
Interest paid net	197	$ 2,036	$ 2,900
Cash Flow Hedging | Derivatives designated as hedging instruments | Forward contracts
Derivative [Line Items]
Notional amount outstanding	$ 20,276
Cash Flow Hedging | Derivatives designated as hedging instruments | Cross-currency interest rate swap
Derivative [Line Items]
Number of instruments held | instrument				4
Cash Flow Hedging | Subsidiaries | Cross-currency interest rate swap
Derivative [Line Items]
Percentage of principal and interest collections hedged (as a percent)					50.00%
Cash Flow Hedging | Subsidiaries | Call spread
Derivative [Line Items]
Number of instruments held | instrument					2
Percentage of principal and interest collections hedged (as a percent)					50.00%
Cash Flow Hedging | Subsidiaries | Coupon-only swap
Derivative [Line Items]
Number of instruments held | instrument					2
Percentage of principal and interest collections hedged (as a percent)					50.00%